Mortgage banking activities	12 Months Ended
Dec. 31, 2015
Disclosure Text Block
Mortgage Banking Activities

Note 15 – Mortgage banking activities

Income from mortgage banking activities includes mortgage servicing fees earned in connection with administering residential mortgage loans and valuation adjustments on mortgage servicing rights. It also includes gain on sales and securitizations of residential mortgage loans and trading gains and losses on derivative contracts used to hedge the Corporation’s securitization activities. In addition, lower-of-cost-or-market valuation adjustments to residential mortgage loans held for sale, if any, are recorded as part of the mortgage banking activities.

The following table presents the components of mortgage banking activities:

	Years ended December 31,
(In thousands)	2015	2014	2013
Mortgage servicing fees, net of fair value adjustments:
Mortgage servicing fees	$59,461	$41,761	$45,465
Mortgage servicing rights fair value adjustments	(7,904)	(24,683)	(11,403)
Total mortgage servicing fees, net of fair value adjustments	51,557	17,078	34,062
Net gain on sale of loans, including valuation on loans held for sale	35,336	31,213	26,719
Trading account (loss) profit:
Unrealized gains (losses) on outstanding derivative positions	17	(726)	746
Realized (losses) gains on closed derivative positions	(5,108)	(16,950)	10,130
Total trading account (loss) profit	(5,091)	(17,676)	10,876
Total mortgage banking activities	$81,802	$30,615	$71,657